OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2017	2016
Deferred charter revenue	21,704	10,509
Deferred gain on sale and leaseback	258	258
Unfavorable charter party-in contracts	672	672
Payroll and Employee Tax accruals	488	396
Other current liabilities	8,967	2,782
	32,089	14,617
OTHER LONG TERM LIABILITIES

(in thousands of $)	2017	2016
Deferred gain on sale and leaseback	2,485	2,744
Other long term liabilities	5,574	5,468
	8,059	8,212